Profit on disposal of intangible assets	12 Months Ended
Jun. 30, 2020
Profit on disposal of intangible assets
Profit on disposal of intangible assets	8 Profit on disposal of intangible assets

	2020	2019	2018
	£’000	£’000	£’000
Profit on disposal of registrations	15,664	24,720	14,709
Player loan income	2,720	1,079	3,410
	18,384	25,799	18,119